Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Net revenues
Operating expenses:
Compensation and related taxes	8,320,213	159,750	1,082,079	14,810,946	264,750	15,893,025	228,333	1,425,451
Exploration cost	1,770,062		1,800,022	3,059,961		4,859,983		2,298,090
Consulting fees	685,949	199,407	5,571,179	1,604,573	387,267	7,175,752	354,090	6,475,520
General and administrative expenses	1,284,812	154,407	1,432,470	2,306,675	326,211	3,739,145	168,842	2,037,692
Total operating expenses	12,061,036	513,564	9,885,750	21,782,155	978,228	31,667,905	751,265	12,236,753
Operating loss from continuing operations	(12,061,036)	(513,564)	(9,885,750)	(21,782,155)	(978,228)	(31,667,905)	(751,265)	(12,236,753)
OTHER INCOME (EXPENSES):
Other income				80,000		80,000
Gain from sale of uranium assets pursuant to an option agreement				930,000		930,000
Gain from sale of subsidiary	2,500,000			2,500,000		2,500,000
Loss from entinguishment of debts				(4,769,776)		(4,769,776)
Change in fair value of derivative liability			6,902,806	(1,454,889)		5,447,917		6,902,806
Loss from disposal of assets	(12,494)		(174,030)	(21,928)		(195,958)		(174,030)
Settlement expense	(4,883,196)		(4,799,000)	(4,883,196)		(9,682,196)		(4,799,000)
Realized gain - trading securities				19,702		19,702
Realized gain - available for sale securities	17,600			340,600		340,600
Share of loss of equity method investee	(83,333)			(83,333)		(83,333)
Interest expense and other finance costs, net of interest income	(8,356)	(322,235)	(4,515,476)	(11,338,774)	(322,235)	(15,854,250)		(5,964,380)
Total other expenses - net	(2,469,779)	(322,235)	(2,585,700)	(18,681,594)	(322,235)	(21,267,294)		(9,232,810)
Loss from continuing operations before provision for income taxes	(14,530,815)	(835,799)	(12,471,450)	(40,463,749)	(1,300,463)	(52,935,199)	(751,265)	(21,469,563)
Provision for income taxes
Loss from continuing operations	(14,530,815)	(835,799)	(12,471,450)	(40,463,749)	(1,300,463)	(52,935,199)	(751,265)	(21,469,563)
Discontinued operations:
(Loss) gain from discontinued operations, net of tax	(124)	(1,681,780)	852,665	(50,298)	(2,505,478)	802,367	(1,271,232)	(3,088,373)
Net loss	(14,530,939)	(2,517,579)	(11,618,785)	(40,514,047)	(3,805,941)	(52,132,832)	(2,022,497)	(24,557,936)
Less: Net loss (income) attributable to non-controlling interest	(1,770)	200,768	(171,353)	(1,164)	200,768	(172,517)		1,164
Net loss attributable to Pershing Gold Corporation	(14,532,709)	(2,316,811)	(11,790,138)	(40,515,211)	(3,605,173)	(52,305,349)	(2,022,497)	(24,556,772)
Preferred deemed dividend	(1,086,000)			(2,702,777)		(5,987,173)
Preferred stock dividends	(12,150)		(3,284,396)	(21,150)		(21,150)		(3,284,396)
Net loss available to common stockholders	$ (15,630,859)	$ (2,316,811)	$ (15,074,534)	$ (43,239,138)	$ (3,605,173)	$ (58,313,672)	$ (2,022,497)	$ (27,841,168)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.07)	$ (0.03)	$ (0.10)	$ (0.22)	$ (0.05)	$ (0.33)	$ (0.04)	$ (0.31)
(Loss) income from discontinued operations	$ 0.00	$ (0.06)	$ 0.01	$ 0.00	$ (0.10)	$ 0.01	$ (0.07)	$ (0.04)
[EarningsPerShareBasicAndDiluted]	$ (0.07)	$ (0.09)		$ (0.22)	$ (0.15)	$ (0.32)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	208,433,252	28,758,138	128,710,348	180,593,498	25,718,458	159,874,485	18,708,047	70,372,421